Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Fidelity Advisor Managed Retirement 2030 Fund - Class A
Bar Chart Table:
Annual Return 2020	13.55%
Annual Return 2021	8.54%
Annual Return 2022	(16.48%)